Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not grant, and since
2017
have not granted, options as part of the LTPP. For this reason, the Company has not adopted a policy or practice on the timing
of awards of options in relation to the disclosure of material nonpublic information.

MNPI Disclosure Timed for Compensation Value	false